Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 22, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Advance from related party		$ 35,791	$ 21,926	$ 33,709	$ 38,442
Advances payable to related party		201,005		165,214	$ 131,505
Kimberly Palmer [Member]
Consulting fees paid		47,115	49,500
Mr. Foxwell [Member]
Advance from related party		35,791
Advances payable to related party		201,005		165,214
KM Delaney & Assoc. [Member]
Advances payable to related party		174,760		$ 245,365
Administrative services		$ 142,881	$ 127,264
Series E Preferred Stock [Member] | Essen Enterprises, Inc. [Member]
Number of shares issued	1,000,000